THE PANAGORA INSTITUTIONAL FUNDS
	     SUPPLEMENT DATED FEBRUARY 22, 1996
	   TO THE PROSPECTUS DATED AUGUST 1, 1995

	The following is inserted at the end of the first paragraph under "Description of Securities and Investment Techniques and Related Risks - Forward Foreign Currency Transactions" on page
16.

	These transactions will require that a Fund segregate cash or high-grade debt securities to the extent the Fund's obligations are not otherwise "covered", by the Fund owning or having the right to acquire or sell the underlying currency.

	The following is inserted at the end of the first paragraph under "Description of Securities and Investment Techniques and Related Risks - Futures and Options on Futures" on page 19.

	These transactions will require that a Fund segregate cash or high-grade debt securities to the extent the Fund's obligations are not otherwise "covered", by the Fund owning or having the right to acquire or sell the underlying security or financial instrument.

	      THE PANAGORA INSTITUTIONAL FUNDS
	     SUPPLEMENT DATED FEBRUARY 22, 1996
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1995

	The second sentence in the third paragraph under "Additional Information on Fund Investments and Strategies and Related Risks
- Other Considerations" on page 13 is replaced with the following.

	These transactions involve brokerage costs and require margin deposits. To eliminate potential investment leverage, a Fund using futures contracts and options is required to (i) segregate cash or high-grade debt securities with the Trust's custodian in an amount at least equal to the Fund's commitment, or (ii) otherwise "cover" the commitment by owning or having the right to acquire or sell, as applicable, the underlying security or financial instrument in accordance with policies established by the staff of the Securities and Exchange Commission.

	The last sentence in the second paragraph under "Additional Information on Fund Investments and Strategies and Related Risks
- Currency Transactions" on page 14 is replaced with the following.

	To eliminate potential investment leverage, a Fund using forward currency exchange contracts is required to (i) segregate cash or high-grade debt securities with the Trust's custodian in an amount at least equal to the Fund's commitment, or (ii) otherwise "cover" the commitment by owning or having the right to acquire or sell, as applicable, the underlying currency in accordance with policies established by the staff of the Securities and Exchange Commission.